Segments	3 Months Ended
Mar. 29, 2015
Segment Reporting [Abstract]
Segments
Segments
Heinz has five reportable segments which are defined by geographic region including: North America, Europe, Asia/Pacific, Latin America and Russia, India, Middle East and Africa ("RIMEA").
Descriptions of Heinz’s reportable segments are as follows:
North America—This segment includes our U.S. consumer products business which manufactures, markets and sells ketchup, condiments, sauces, pasta meals, and frozen potatoes, entrees, snacks, and appetizers to the grocery channels and our U.S. foodservice business which manufactures, markets and sells branded and customized products to commercial and non-commercial food outlets and distributors in the United States of America. The North America segment also includes our business in Canada.
Europe—This segment includes Heinz’s operations in Europe (excluding Russia) and sells products in all of Heinz’s categories.
Asia/Pacific—This segment includes Heinz’s operations in Australia, New Zealand, Japan, China, Papua New Guinea, South Korea, Indonesia, Vietnam and Singapore. This segment sells products in all of Heinz's categories.
Latin America—This segment includes Heinz’s operations in Brazil, Venezuela, Mexico, Costa Rica, and Panama that sell products in all of Heinz’s categories.
RIMEA—This segment includes Heinz’s operations in Russia, India, the Middle East and Africa that sell products in all of Heinz’s categories.
Heinz’s management evaluates performance based on several factors including net sales and Adjusted Earnings Before Interest, Tax, Depreciation and Amortization ("Adjusted EBITDA"). Inter-segment revenues, items below the operating income line of the consolidated statements of income and certain costs associated with Restructuring and Productivity Initiatives (see Note 4) and 2015 Merger related costs, are not presented by segment, since they are not reflected in the measure of segment profitability reviewed by Heinz’s management.
The following table presents information about Heinz’s reportable segments:

	First Quarter Ended
	March 29, 2015	March 30, 2014
	(In millions)
Net external sales:
North America	$990	$1,169
Europe	626	763
Asia/Pacific	445	493
Latin America	264	198
RIMEA	153	177
Consolidated Totals	$2,478	$2,800
Segment Adjusted EBITDA:
North America	$287	$362
Europe	214	216
Asia/Pacific	84	72
Latin America	53	32
RIMEA	32	29
Non-Operating	(19)	(22)
Adjusted EBITDA	651	689
Restructuring:
Severance related costs(a)	5	54
Other restructuring costs(a)	10	14
Asset write-offs(a)	2	7
Other special items(b)	25	9
Merger related costs(c)	7	—
Depreciation, including accelerated depreciation for restructuring	65	147
Amortization	25	24
Stock based compensation	3	1
Interest expense, net	191	163
Other (income)/expense, net	(29)	21
Income before income taxes	$347	$249
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(a)See Note 4 for further details on restructuring and productivity initiatives.
(b)These are charges not specifically related to restructuring activities. The three months ended March 29, 2015 includes pension related costs, lease impairment charges, severance charges , consulting and advisory charges, and contract termination fees. The three months ended March 30, 2014 includes incremental costs primarily for additional warehousing and other logistics costs incurred related to the acceleration of sales ahead of the U.S. SAP go-live, which was launched in the second quarter of 2014, along with equipment relocation charges and consulting and advisory charges.
(c)Represents legal and professional fees associated with the proposed merger with Kraft Foods Group, Inc. See Note 16.
Heinz’s revenues are generated via the sale of products in the following categories:

	First Quarter Ended
	March 29, 2015	March 30, 2014
	(In millions)
Ketchup and Sauces	$1,230	$1,355
Meals and Snacks	849	1,014
Infant/Nutrition	253	276
Other	146	155
Total	$2,478	$2,800